Note 2 - Basis of Preparation of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of preparation of consolidated financial statements

The consolidated financial statements of Sono Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), and are presented in euro, which is also the Group’s functional currency. Unless otherwise stated, all amounts are presented in thousands of euros (“kEUR”).

The consolidated balance sheet as of December 31, 2021 was derived from audited financial statements although certain amounts have been reclassified to conform to the 2022 presentation.

The significant accounting policies adopted in the preparation of these consolidated financial statements are described below. These accounting policies have been consistently applied to all years presented except for the reclassification mentioned above.

The Group determines the functional currency of each entity, and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions are initially translated at the spot rate applicable between the functional currency and the foreign currency on the date of the transaction. Monetary assets and liabilities in foreign currencies are translated to the functional currency using the prevailing rate at the reporting date. Foreign currency exchange differences are recognized in profit or loss.

The preparation of consolidated financial statements requires the use of certain accounting estimates. The areas that require a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed below. The statements of income or loss were prepared using the cost of sales method. All figures shown are rounded, so minor discrepancies may arise from addition of these amounts.

These consolidated financial statements are prepared on a historical cost basis, except where certain assets or liabilities are held at amortized cost or at fair value as described in the accounting policies, and under the going concern assumption. The going concern assumption contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary if the Group is unable to continue as a going concern. For the significant accounting judgments, estimates and assumptions made by Management regarding the going concern, see note 4.12.1 Going concern.

The consolidated financial statements as of December 31, 2022, have been authorized by the management board on December 22, 2023.

Standards issued but not yet effective

Certain new accounting standards and interpretations have been published that are not mandatory for the consolidated financial statements as of December 31, 2022, and have not been early adopted by Sono Group. These standards are not expected to have a material impact on Sono Group’s consolidated financial statements in the current or future reporting periods and on foreseeable future transactions.

Mandatory for fiscal years beginning on or after
IAS 1 Non-current liabilities with covenants (Amendments)	January 1, 2023
IAS 1 and IFRS Practice Statement 2 Disclosure of accounting policies (Amendments)	January 1, 2023
IAS 8 Definition of accounting estimates (Amendments)	January 1, 2023
IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments)	January 1, 2023
IFRS 17 Insurance contracts	January 1, 2023
IAS 1 Classification of liabilities as current or non-current (Amendments)	January 1, 2024
IAS 7 and IFRS 7 supplier finance arrangements (Amendments)	January 1, 2024
IFRS 16 Leases on sale and leaseback (Amendments)	January 1, 2024

Standards adopted in 2022

All Standards or amendments made to the existing Standards that have been issued by the International Accounting Standards Board and which were effective by January 1, 2022, were not applicable or material to the consolidated financial statements of the Group.